Cover Page	Feb. 20, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 20, 2025
Entity Registrant Name	WESTERN DIGITAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08703
Entity Tax Identification Number	33-0956711
Entity Address, Address Line One	5601 Great Oaks Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	408
Local Phone Number	717-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	WDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000106040
Amendment Flag	false